PRINCIPAL ACCOUNTING POLICIES - Property, equipment and software (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Minimum
Property, equipment and software
Estimated useful life	20 years
Buildings | Maximum
Property, equipment and software
Estimated useful life	40 years
Leasehold improvements
Property, equipment and software
Estimated useful life	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment | Minimum
Property, equipment and software
Estimated useful life	3 years
Website-related equipment | Maximum
Property, equipment and software
Estimated useful life	5 years
Computer equipment | Minimum
Property, equipment and software
Estimated useful life	3 years
Computer equipment | Maximum
Property, equipment and software
Estimated useful life	5 years
Furniture and fixtures | Minimum
Property, equipment and software
Estimated useful life	3 years
Furniture and fixtures | Maximum
Property, equipment and software
Estimated useful life	5 years
Software | Minimum
Property, equipment and software
Estimated useful life	3 years
Software | Maximum
Property, equipment and software
Estimated useful life	10 years